Acquisition (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the estimated fair values of the assets acquired and liabilities assumed (in thousands):

Cash	$5,000
Fair value of earn-out	3,700

Recorded purchase price	$8,700

Cash	$1,732
Segregated cash and securities	120,641
Receivable from brokers, dealers and clearing organizations	360,493
Goodwill	2,417
Intangible assets	3,500
Other assets	4,695
Payable to customers	(472,162)
Accrued expenses and other liabilities	(12,616)

Purchase of business	$8,700